Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
LOANS

NOTE 10 — LOANS

Loans represent amounts payable to various banks and financial institutions in accordance with the scheduled payment terms outlined in the respective loan agreements. These loans are secured by collateral or guarantees and are classified as either short-term or long-term based on their respective maturities.

Short-term loans

Short-term loans consisted of the following:

		December 31,	December 31,
	Financial Institutions	2024	2023
1	Rural Commercial Bank of Shandong	$684,997	$704,235
2	Postal Savings Bank of China	-	704,235
3	Industrial and Commercial Bank of China	-	633,812
4	Bank of Beijing	958,996	845,082
5	Bank of Rizhao	1,095,996	690,151
6	Industrial Bank	-	760,574
7	Agricultural Bank of China	1,315,195	1,352,132
8	China Minsheng Bank	684,997	-
9	Weihai City Commercial Bank	1,095,996	-
	Short-term loans	5,836,177	5,690,221
	Add: current portion of long-term loans	243,075	36,620
	Total	$6,079,252	$5,726,841

For the years ended December 31, 2024 and 2023, the Company entered into various credit line and loan agreements with the aforementioned banks and financial institutions for an aggregated amount of approximately $5.84 million (excluded the current portion of long-term loans) and $5.69 million, respectively. Interest rates for the loans outstanding during the years ended December 31, 2024 and 2023 range from 2.00% to 6.29% per annum. Substantially all outstanding short-term loans are guaranteed by the CEO, the family members of the CEO, and the companies owned by those family members.

(1)	On November 22, 2023, the Company obtained a short-term loan of $704,235 (RMB 5,000,000) from the Rural Commercial Bank of Shandong (“RCBS”). The loan bore interest of 4.35% per annum and was due by November 21, 2024. The use of loan proceeds was restricted to purchasing raw materials for production. Security for this loan was provided through the pledging of various patents valued approximately at $2.2 million (RMB 16,000,000). Additionally, CEO and three family members provided personal guarantees for this loan. The loan was paid in full on November 21, 2024. On December 2, 2024, the Company obtained a new short-term loan of $684,997 (RMB5,000,000) from RCBS. The loan bears interest of 4.35% per annum and was due by November 26, 2025. The use of loan proceeds was restricted to purchasing raw materials for production. Security for this loan was provided through the pledging of various patents valued approximately at $2.2 million (RMB 16,000,000). Additionally, CEO and three family members provided personal guarantees for this loan.

(2)	On November 30, 2022, the Company and two of its related parties, jointly entered into a line of credit loan agreement with Postal Savings Bank of China (“PSBC”), which allow the Company to borrow revolving loans of $704,235 (RMB 5,000,000) from PSBC. The revolving loan bore interest of 5% per annum and was to expire on November 29, 2024. The loan was paid in full on November 2, 2024.

(3)	On March 9, 2023, the Company obtained a short-term small business loan of $633,812 (RMB 4,500,000) from the Industrial and Commercial Bank of China (“ICBC”). The loan bore interest of 4.35% per annum and was due by March 8, 2024. The use of loan proceeds was designated for working capital. The loan was also guaranteed by the two family members of the CEO. The Company repaid the loan in full amount on March 8, 2024.

(4)	On January 6, 2023, the Company obtained a $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bore an interest of 4.3% per annum and was set to mature on January 6, 2024. The Company repaid this loan in full on January 5, 2024. On December 29, 2023, the Company acquired a second $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bore interest of 4.30% per annum and was to mature on December 28, 2024. The loan was paid in full on December 20, 2024. On December 25, 2024, the Company obtained a new short-term loan of $958,996 (RMB7,000,000) from the Bank of Beijing. The loan bears interest of 3.10% per annum and is to mature on December 25, 2025. The use of loan proceeds is restricted to working capital for production. The loan is guaranteed by CEO and one family member of CEO. Land use rights and construction in progress valued approximately at $729,000 (RMB5,320,000) was pledged to secure this short-term loan. (see Note 8)

(5)	On February 14, 2023, the Company obtained $704,235 (RMB 5,000,000) from the Bank of Rizhao. Among $704,235, $140,847 (RMB 1,000,000) was a short-term loan for working capital only, $563,388 (RMB 4,000,000) was a short-term loan for purchase raw materials only. The loan bore interest of 5.50% per annum, and was set to mature on February 14, 2024. During January and February of 2024, the Company repaid the full amount of the loan. On April 17, 2024, the Company acquired a new short-term loan of $1,095,996 (RMB 8,000,000) from the Bank of Rizhao. The proceeds from this loan are designated solely for purchasing raw materials. The loan, with an interest rate of 3.7% per annum, is set to mature on April 10, 2025. To secure the loan, the Company pledged real estate valued approximately at $663,000 (RMB 4,836,000). Additionally, the CEO and three family members of the CEO have provided personal guarantees for this loan.

(6)	On August 14, 2023, the Company secured a short-term loan amounting to $760,574 (RMB 5,400,000) from Industrial Bank Co., Ltd. (“IBC”). This loan bore an interest rate of 4.35% per annum, was due for repayment on August 13, 2024. The funds obtained from this loan were earmarked exclusively for the Company’s working capital needs, particularly to support production activities. To secure the loan, the Company pledged accounts receivable valued approximately at $1.10 million (RMB 7,800,000). Additionally, a family member of the CEO provided a personal guarantee for this financial obligation. (Refer to Note 3 for further details). The Company repaid the loan in full amount on August 7, 2024.

(7)	On October 21, 2023, the Company obtained a $1,352,132 (RMB 9,600,000) short-term loan from the Agricultural Bank of China (“ABC”) The loan with an interest rate of 3.80% per annum was set to mature on September 21, 2024. The Company repaid the loan on September 21, 2024. The Company acquired a new short-term loan of $1,315,195 (RMB9,600,000) from the ABC on September 29, 2024. The new short-term loan bears an interest rate of 3.90 per annum and is set to mature on September 28, 2025. The proceeds from this loan are designated solely for the purchase of raw materials for production purposes. To secure the loan, the Company pledged real properties valued at $2.03 million (RMB 14,805,100). Moreover, a family member of the CEO has provided personal guarantees for this loan.
(8)

On August 30, 2024, the Company obtained a short-term loan of $1,369,994 (RMB 10,000,000) from China Minsheng Bank. The loan bears interest at an annual rate of 4.0% and is scheduled to mature on August 30, 2025. The proceeds were designated for working capital to purchase raw materials. On December 9, 2024, the Company repaid $684,997 (RMB 5,000,000). As of December 31, 2024, the outstanding loan balance was $684,997. The loan is secured by accounts receivable totaling $2,435,520 (RMB 17,777,592) and is personally guaranteed by two family members of the CEO.

(9)	On February 29, 2024, the Company secured a short-term loan amounting to $1,095,996 (RMB 8,000,000) from the Weihai City Commercial Bank. The proceeds from this loan are designated solely for purchasing raw materials. The loan carries an interest rate of 3.75% per annum and is set to mature on February 25, 2025. The CEO and three family members of the CEO have provided personal guarantees for this loan.

Interest expense pertaining to the above short-term loans for the years ended December 31, 2024, 2023 and 2022 amounted to $281,139, $450,929, and $317,000, respectively, which included in the “Interest and financing expenses, net” in the Company’s consolidated statements of operations and comprehensive income (loss). The weighted average interest rate for short-term loans was 4.35% and 5.70% for the years ended December 31, 2024 and 2023, respectively.

Long-term loans

		December 31,	December 31,
	Financial Institutions	2024	2023
1	Bank of Weifang	$136,999	$140,847
2	Bank of Weifang	1,224,775	1,264,807
3	Rural Commercial Bank of Shandong	1,912,512	1,969,041
4	Shenzhen Qianhai WeBank Co., Ltd.	273,998	-
	Long-term loans	3,548,284	3,374,695
	Less: current portion of long-term loans	(243,075)	(36,620)
	Total	$3,305,209	$3,338,075

On April 23, 2023, the Company entered into a loan agreement with the Bank of Weifang, securing approximately $1.37 million (RMB 10 million) aimed at bolstering working capital. The loan, bearing a 4.0% annual interest rate, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $13,700 (RMB 100,000) each, culminating in a balloon payment of $1.30 million (RMB 9.5 million) at the term’s end. As security for the loan, the company has pledged real estate worth $1.37 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and two family members. During 2023, the Company repaid a total of $1.23 million (RMB 9 million), resulting in a remaining loan balance of approximately $137,000 (RMB 1 million) as of December 31, 2024.

On May 10, 2023, the Company entered into a loan agreement with the Bank of Weifang, securing approximately $1.23 million (RMB 9 million) aimed at bolstering working capital. The loan, bearing a 4.0% annual interest rate, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $2,740 (RMB 20,000) each, culminating in a balloon payment of $1.22 million (RMB 8.9 million) at the end of the term. As security for the loan, the company has pledged real estate worth $1.37 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and three family members. The loan balance was approximately $1.22 million (RMB 8.9 million) as of December 31, 2024.

On April 28, 2023, the Company entered into a loan agreement with the Rural Commercial Bank of Shandong, securing approximately $1.92 million (RMB 14 million) aimed at bolstering working capital. The loan, bearing a 4.1% annual interest rate, is scheduled for maturity on April 27, 2026. The repayment plan is organized into six equal semi-annual installments of $1,370 (RMB 10,000) each, culminating in a balloon payment of $1.91 million (RMB 13.94 million) at the term’s end. As security for the loan, the company has pledged real estate worth $4.23 million (RMB 30.85 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and three family members. The loan balance is approximately $1.91 million (RMB 13.96 million) as of December 31, 2024.

On December 21, 2022, the Company entered into a loan agreement with Bank of Weifang to borrow approximately $9.6 million (RMB 70 million) for the acquisition of Yingxuan Assets. The loan had a fixed 35-month term with a maturity date on November 4, 2025, and bore an annual interest rate of 6.8%. The loan was required to be repaid in 6 semi-annually instalment payments within the loan terms. The loan was guaranteed by the CEO and the family members of the CEO, and certain third-party company. In addition, the Company pledged its properties and land use rights recorded at approximately $6.5 million and $4.3 million as collaterals to secure this loan, respectively. The loan was subsequently fully repaid in April 2023 without penalty of prepayment of the date thereof.

On January 30, 2024, the Company secured three 24-month loans totaling $410,998 (RMB 3.0 million) from Shenzhen Qianhai WeBank Co., Ltd. The proceeds from these loans are designated solely for working capital. The loans carry an interest rate of 6.29% per annum and are set to mature on February 1, 2026. Mr. Yuanqing Liu has provided personal guarantees for these loans. The loan balance is approximately $274,000 (RMB 2.0 million) as of December 31, 2024.

The future maturities of the long-term loan as of December 31, 2024 were as follows:

December 31,	Future Repayment
2025	$243,075
2026	3,305,209
Thereafter	-
Total	$3,548,284

Interest expense pertaining to the above long term loans for the years ended December 31, 2024, 2023 and 2022 amounted to $155,472, $91,135, and $22,000, respectively, which included in the “Interest and financing expenses, net” in the Company’s consolidated statements of operations and comprehensive income (loss).